AAAMCO ULTRASHORT FINANCING FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)
	Percentage of Net Assets	Principal Amount/ Shares	Value
INVESTMENT COMPANIES	0.8%
Northern Institutional Treasury Portfolio, Premier Class, 0.01%*		3,708,552	$3,708,552
TOTAL INVESTMENT COMPANIES (Cost $3,708,552)			3,708,552
REPURCHASE AGREEMENTS	110.5%
Amherst Pierpont Securities, LLC, 0.25%, (Tri-Party Agreement dated 03/29/21 to be repurchased at $51,167,812 on 04/05/21. Collateralized by U.S. Government Mortgage-Backed Securities, VRN, with a value of $51,076,072, due at 08/01/42 - 03/15/56)		50,000,000	50,000,000
Amherst Pierpont Securities, LLC, 0.75%, (Open repurchase agreement which the Fund can initiate closure at any time. Collateralized by SBA Loans, with a value of $19,814,256, due at 01/15/31 - 01/15/46 and cash equivalents of $1,541,473)		19,683,621	19,683,621
BCM High Income Fund, L.P., 0.65%, (Open repurchase agreement which the Fund can initiate closure at any time. Collateralized by SBA Pools, with a value of $11,168,715, due at 03/25/31 and cash equivalents of $1,000,000)		11,363,719	11,363,719
BCM High Income Fund, L.P., 1.00%, (Open repurchase agreement which the Fund can initiate closure at any time. Collateralized by SBA Loans, with a value of $12,406,007, due at 06/15/30 - 03/15/46 and cash equivalents of $1,661,316)		12,468,876	12,468,876
BMO Capital Markets, 0.70%, (Open repurchase agreement which the Fund can initiate closure at any time. Collateralized by SBA Loans, with a value of $72,823,357, due at 01/15/31 - 04/15/46 and cash equivalents of $2,733,720)		73,122,694	73,122,694
Brean Capital, 0.50%, (Agreement dated 03/30/21 to be repurchased at $84,371,202 on 04/06/21. Collateralized by U.S. Government Mortgage-Backed Securities, VRN, with a value of $88,942,142, due at 08/20/70 - 02/20/71)		84,363,000	84,363,000
Capstead Mortgage, 0.21%, (Agreement dated 03/30/21 to be repurchased at $23,240,949 on 04/06/21. Collateralized by U.S. Government Mortgage-Backed Securities, VRN, with a value of $24,506,220, due at 03/25/27 - 11/25/58)		23,240,000	23,240,000
JVB Financial, 1.25%, (Agreement dated 03/19/21 to be repurchased at $5,534,867 on 04/22/21. Collateralized by TMC Master Trust Series 2016-M3 Certificates, 2.25% - 5.25%, with a value of $5,907,484, due at 11/01/50 - 04/01/51)(1),(2)		5,528,916	5,528,916
NMSI, Inc., 1.25%, (Agreement dated 03/05/21 to be repurchased at $54,761,504 on 04/06/21. Collateralized by NMSI Master Trust Series 2018-N2 Certificates, 2.00% - 6.00%, with a value of $57,274,987, due at 02/01/36 - 03/01/51)(2)		54,700,725	54,700,725
Orchid Island, 0.19%, (Agreement dated 03/26/21 to be repurchased at $49,471,567 on 04/01/21. Collateralized by U.S. Government Mortgage-Backed Securities, VRN, with a value of $51,472,189, due at 01/01/36 - 12/01/50)		49,470,000	49,470,000
Solomon Hess Opportunity Fund, 0.75%, (Open repurchase agreement which the Fund can initiate closure at any time. Collateralized by SBA Loans, with a value of $9,749,111, due at 01/15/28 - 01/15/43, investment line of $3,706,600 and cash equivalents of $49,150)		9,937,127	9,937,127
Solomon Hess SBA, 0.75%, (Open repurchase agreement which the Fund can initiate closure at any time. Collateralized by SBA Loans, with a value of $3,189,173, due at 05/15/29, investment line of $29,930,749 and cash equivalents of $563,074)		3,576,826	3,576,826

AAAMCO ULTRASHORT FINANCING FUND
SCHEDULE OF INVESTMENTS (concluded)
March 31, 2021 (Unaudited)
	Percentage of Net Assets	Principal Amount/ Shares	Value
Stifel Nicolaus & Co., 0.12%, (Agreement dated 03/31/21 to be repurchased at $80,001,867 on 04/07/21. Collateralized by U.S. Government Securities and Mortgage-Backed Securities, VRN, with a value of $84,342,138, due at 10/25/29 - 03/25/50 )		80,000,000	$80,000,000
TOTAL REPURCHASE AGREEMENTS (Cost $477,455,504)			477,455,504
REVERSE REPURCHASE AGREEMENTS	(11.3)%
JVB Financial, 0.15%, (Reverse Repurchase Agreement dated 03/29/21 to be repurchased at $48,930,427 on 04/05/21. Collateralized by US Government Mortgage-Backed Securities, VRN, with a value of $51,472,189, due at 01/01/36 - 12/01/50		(48,929,000)	(48,929,000)
TOTAL REVERSE REPURCHASE AGREEMENTS (Cost $(48,929,000))			(48,929,000)
TOTAL INVESTMENTS (Cost $ 432,235,056)	100.0%		$432,235,056
NET OTHER ASSETS (LIABILITIES)	(0.0)%		(62,831)
Net Assets	100.0%		$432,172,225

*	The rate presented is the 7-day effective yield in effect at March 31, 2021.
(1)	Illiquid security, maturity date is greater than 7 days. As of March 31, 2021, the value of this illiquid security amounted to approximately 1.3% of net assets.
(2)	The rates and maturity dates disclosed represent those of the underlying mortgage loans which are used to securitize the Trust Certificate referenced within.

LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)
	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.2%
Banks	1.2%
Citigroup, Inc.		7,800	$567,450
Capital Goods	5.3%
Cummins, Inc.		7,050	1,826,726
Lockheed Martin Corp.		1,800	665,100
			2,491,826
Consumer Durables & Apparel	0.8%
NIKE, Inc.		3,000	398,670
Consumer Services	0.5%
McDonald's Corp.		1,000	224,140
Diversified Financials	3.9%
BlackRock, Inc.		500	376,980
CME Group, Inc.		1,000	204,230
Goldman Sachs Group (The), Inc.		3,000	981,000
Morgan Stanley		3,500	271,810
			1,834,020
Energy	1.7%
ConocoPhillips		10,000	529,700
EOG Resources, Inc.		3,600	261,108
			790,808
Food & Staples Retailing	3.3%
Costco Wholesale Corp.		4,400	1,550,912
Health Care Equipment & Services	5.2%
Humana, Inc.		1,500	628,875
UnitedHealth Group, Inc.		4,892	1,820,166
			2,449,041
Household & Personal Products	2.6%
Procter & Gamble		8,900	1,205,327
Insurance	6.9%
Aflac, Inc.		30,150	1,543,077
Progressive (The) Corp.		17,700	1,692,297
			3,235,374
Materials	2.5%
Air Products & Chemicals, Inc.		650	182,871
LyondellBasell Industries NV		7,753	806,700
Newmont Corp.		3,500	210,945
			1,200,516
Media	2.7%
Comcast Corp.		23,400	1,266,174
Pharmaceuticals & Biotechnology	8.2%
AbbVie, Inc.		15,000	1,623,300
Amgen, Inc.		6,570	1,634,682
Bristol-Myers Squibb Co.		9,700	612,361
			3,870,343
Real Estate	3.0%
American Tower Corp.		3,000	717,180

LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (continued)
March 31, 2021 (Unaudited)
	Percentage of Net Assets	Shares	Value
Simon Property Group, Inc.		6,137	$698,206
			1,415,386
Retailing	10.9%
Best Buy Co., Inc.		9,000	1,033,290
Home Depot (The), Inc.		6,176	1,885,224
Lowe's Cos., Inc.		4,300	817,774
Target Corp.		6,950	1,376,586
			5,112,874
Semiconductors & Semiconductor	7.7%
Broadcom, Inc.		3,950	1,831,457
KLA Corp.		3,000	991,200
NVIDIA Corp.		1,350	720,806
Texas Instruments, Inc.		400	75,596
			3,619,059
Software & Services	19.0%
Accenture PLC		7,200	1,989,000
Alphabet, Inc.(a)		940	1,938,769
Intuit, Inc.		4,800	1,838,688
Mastercard, Inc.		4,200	1,495,410
Microsoft Corp.		7,150	1,685,755
			8,947,622
Technology Hardware & Equipment	5.0%
Apple, Inc.		13,900	1,697,885
Cisco Systems, Inc.		13,000	672,230
			2,370,115
Telecommunication Services	1.4%
Verizon Communications, Inc.		11,000	639,650
Transportation	2.9%
CSX Corp.		14,000	1,349,880
Utilities	1.5%
NextEra Energy, Inc.		9,200	695,612
TOTAL COMMON STOCKS (Cost $28,891,883)			45,234,799

LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (concluded)
March 31, 2021 (Unaudited)
	Percentage of Net Assets	Shares	Value
INVESTMENT COMPANIES	3.9%
Northern Institutional Treasury Portfolio, Premier Class, 0.01%*		1,844,169	$1,844,169
TOTAL INVESTMENT COMPANIES (Cost $1,844,169)			1,844,169
TOTAL INVESTMENTS (Cost $ 30,736,052)	100.1%		$47,078,968
NET OTHER ASSETS (LIABILITIES)	(0.1)%		(53,891)
Net Assets	100.0%		$47,025,077

*	The rate presented is the 7-day effective yield in effect at March 31, 2021.
(a)	Non-income producing security.